Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
13.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,
	2011	2010

Accounts payable	$115,561	$68,646
Accrued construction costs	535,924	183,030
Payroll and other employee related payables	1,530	126
Amounts payable to related parties (Note 23)	28,170	8,726

	$681,185	$260,528